General information - Summary of Being Consolidated in these Financial Statements (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Parent [member] | VTEX ("VTEX CAY") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX (“VTEX”)
Place of business/ country of incorporation		Cayman
Relationship		Holding
Principal business activity		Technology Services
Subsidiaries [member] | VTEX Informática S.A. ("VTEX ARG") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Informática S.A. (“VTEX ARG”)
Place of business/ country of incorporation	[1]	Argentina
Relationship	[1]	Subsidiary
Principal business activity	[1]	Technology Services
% of Ownership	[1]	100.00%	100.00%	96.54%
Subsidiaries [member] | VTEX Brasil Tecnologia para Ecommerce LTDA. ("VTEX Brazil") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Brasil Tecnologia para Ecommerce LTDA. (“VTEX Brazil”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Day Eventos Ltda. [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Day Eventos Ltda. (“VTEX DAY”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Production of events
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | Loja Integrada Tecnologia para Softwares S.A. ("Loja Integrada") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Loja Integrada Tecnologia para Softwares S.A. (“Loja Integrada”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		99.58%	99.87%	100.00%
Subsidiaries [member] | VTEX Intermediação de Cobrança Ltda. ("VTEX STORE") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Intermediação de Cobrança Ltda. (“VTEX STORE”)
Place of business/ country of incorporation	[2]	Brazil
Relationship	[2]	Subsidiary
Principal business activity	[2]	Technology Services
% of Ownership	[2]	0.00%	0.00%	99.99%
Subsidiaries [member] | Dlieve Tecnologia S.A. ("Dlieve") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Dlieve Tecnologia S.A. (“Dlieve”)
Place of business/ country of incorporation	[3]	Brazil
Relationship	[3]	Subsidiary
Principal business activity	[3]	Technology Services
% of Ownership	[3]	0.00%	0.00%	100.00%
Subsidiaries [member] | Ciashop Soluções para Comércio Eletrônico S.A. [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Ciashop Soluções para Comércio Eletrônico S.A. (“Ciashop”)
Place of business/ country of incorporation	[4]	Brazil
Relationship	[4]	Subsidiary
Principal business activity	[4]	Technology Services
% of Ownership	[4]	0.00%	0.00%	100.00%
Subsidiaries [member] | Suiteshare Tecnologia da Informação S.A ("Suiteshare") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Suiteshare Tecnologia da Informação S.A (“Suiteshare”)
Place of business/ country of incorporation	[5]	Brazil
Relationship	[5]	Subsidiary
Principal business activity	[5]	Technology Services
% of Ownership	[5]	0.00%	100.00%	0.00%
Subsidiaries [member] | VTEX Chile SPA ("VTEX CHI") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Chile SPA (“VTEX CHI”)
Place of business/ country of incorporation		Chile
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Colombia Tecnologia para Ecommerce S.A.S. ("VTEX COL") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)
Place of business/ country of incorporation		Colombia
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Commerce Cloud Solutions LLC ("VTEX USA") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Commerce Cloud Solutions LLC (“VTEX USA”)
Place of business/ country of incorporation		USA
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Ecommerce Platform Limited ("VTEX UK") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Ecommerce Platform Limited (“VTEX UK”)
Place of business/ country of incorporation		UK
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | EICOM Limited ("EICOM") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		EICOM Limited (“EICOM”) (vi)
Place of business/ country of incorporation	[6]	UK
Relationship	[6]	Subsidiary
Principal business activity	[6]	Technology Services
% of Ownership	[6]	0.00%	0.00%	100.00%
Subsidiaries [member] | Soluciones Cloud En Ecommerce S. De R.L. De C.V. ("VTEX MEX") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Soluciones Cloud En Ecommerce S. De R.L. De C.V. (“VTEX MEX”)
Place of business/ country of incorporation	[7]	Mexico
Relationship	[7]	Subsidiary
Principal business activity	[7]	Technology Services
% of Ownership	[7]	100.00%	99.99%	99.95%
Subsidiaries [member] | EI Education S.A.P.I de C.V. ("Escuela de Internet or "Escuela") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		EI Education S.A.P.I de C.V. (“Escuela de Internet or “Escuela”)
Place of business/ country of incorporation		Mexico
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | Peru Tecnologia para ECOMMERCE S.A.C. ("VTEX PERU") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”)
Place of business/ country of incorporation	[8]	Peru
Relationship	[8]	Subsidiary
Principal business activity	[8]	Technology Services
% of Ownership	[8]	100.00%	100.00%	0.00%
Subsidiaries [member] | VTEX Platform España, S.L. ("VTEX ESP") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Platform España, S.L. (“VTEX ESP”)
Place of business/ country of incorporation	[9]	Spain
Relationship	[9]	Subsidiary
Principal business activity	[9]	Technology Services
% of Ownership	[9]	100.00%	0.00%	0.00%
Branch [Member] | VTEX Ecommerce Platform Limited—Sede Secondaria ("VTEX ITA") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation		Italy
Relationship		Branch
Company		VTEX Ecommerce Platform Limited—Sede Secondaria (“VTEX ITA”)
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	0.00%
Branch [Member] | VTEX Ecommerce Platform Limited London—Sucursala Bucuresti ("VTEX ROM") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation		Romania
Relationship		Branch
Company		VTEX Ecommerce Platform Limited London—Sucursala Bucuresti
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	0.00%
Branch [Member] | VTEX Ecommerce Platform Platform Limited – Sucursal em Portugal ("VTEX PORT") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation		Portugal
Relationship		Branch
Company		VTEX Ecommerce Platform Limited – Sucursal em Portugal (“VTEX PORT”)
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	0.00%

[1]	In January 2021, the Group acquired the non-controlling interest of VTEX ARG. Refer to note 19.2(d) for additional details.
[2]	VTEX STORE was liquidated in February 2021.
[3]	Dlieve was merged into VTEX Brazil in April 2021.
[4]	Ciashop was merged into VTEX Brazil in December 2021.
[5]	Suiteshare was acquired in April 2021, refer to note 3.2 for additional details. In March 2022 it was merged into VTEX Brazil.
[6]	EICOM was constituted in 2020 and merged into VTEX UK in 2021.
[7]	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d) for additional details.
[8]	VTEX PERU, VTEX ITA, VTEX ROM and VTEX PORT were created in 2021 to fulfill the Group’s operational needs.
[9]	VTEX ESP was created in March/ 2022 to fulfill the Group’s operational needs.